PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Operating Profit/(Loss) for Cardiac) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 90,435	$ 97,035	$ 99,140
Operating loss	(24,112)	(20,227)	(37,668)
Loss for the year	(28,991)	(22,658)	(38,661)
Profit/(Loss) on remeasurement of assets and liabilities:
Tax credit/(expense)	(1,006)	(1,115)	(374)
Profit/(Loss) for the year from discontinued operations	77	568	(1,609)
Sweden [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Operating loss
Loss for the year
Profit/(Loss) on remeasurement of assets and liabilities:
Closure costs	(8)	(22)	1,794
Foreign currency translation reserve	85		(3,080)
Tax credit/(expense)		590	(323)
Total profit/(loss)	77	568	(1,609)
Profit/(Loss) for the year from discontinued operations	$ 77	$ 568	$ (1,609)